CONSOLIDATED BALANCE SHEETS € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 3,678.1	$ 2,434.7
Accounts receivable, less allowance for doubtful accounts of $0.1 and $4.0, respectively	720.3	11.2
Prepaid expenses	34.8	22.2
VAT reclaimable	131.4	6.2
Other current assets	146.8	37.6
Current assets of discontinued operations		21.4
Total current assets	4,711.4	2,533.3
Property and equipment	5,553.3	846.7
Intangible assets	19.7	4.9
Operating lease right-of-use assets	918.8	44.8
Equity method investments	11.1	6.4
Investments in non-marketable equity securities	836.6	90.7
Deferred tax assets	11.8	7.7
Other non-current assets	367.9	13.4
Non-current assets of discontinued operations		0.7
Total non-current assets	7,719.2	1,015.3
TOTAL ASSETS	12,430.6	3,548.6
Current liabilities:
Accounts payable, accrued and other liabilities	1,210.1	228.0
Debt, current	24.5	6.1
Income and non-income taxes payable	17.7	5.5
Deferred revenue, current	275.5	16.3
Current liabilities of discontinued operations		8.1
Total current liabilities	1,527.8	264.0
Operating lease liabilities	760.5	30.3
Debt, non-current	4,103.2
Deferred revenue, non-current	1,302.0
Other accrued liabilities	143.1	0.6
Total non-current liabilities	6,308.8	30.9
Total liabilities	7,836.6	294.9
Commitments and contingencies
Shareholders' equity:
Ordinary shares	8.4	9.2
Treasury shares at cost (Class A: 126,287,344 and 69,023,973, respectively)	(1,075.7)	(1,968.1)
Additional paid-in capital	2,360.9	2,016.7
Accumulated other comprehensive loss	(0.1)	(22.1)
Retained earnings	3,300.5	3,218.0
Total shareholders' equity	4,594.0	3,253.7
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 12,430.6	$ 3,548.6